Quarterly Holdings Report
for
Fidelity® Hedged Equity Fund
October 31, 2022
FHE-NPRT3-1222
1.9905823.100
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	8,097	302,585
Entertainment - 1.3%
Netflix, Inc. (a)	630	183,884
Spotify Technology SA (a)	137	11,039
The Walt Disney Co. (a)	2,995	319,087
Warner Bros Discovery, Inc. (a)	2,748	35,724
		549,734
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	14,995	1,417,177
Meta Platforms, Inc. Class A (a)	3,048	283,952
Pinterest, Inc. Class A (a)	493	12,128
		1,713,257
Media - 0.7%
Comcast Corp. Class A	7,780	246,937
DISH Network Corp. Class A (a)	1,470	21,918
Liberty Media Corp. Liberty SiriusXM Series A (a)	501	21,262
Nexstar Broadcasting Group, Inc. Class A	108	18,500
Sirius XM Holdings, Inc.	1,439	8,692
		317,309
TOTAL COMMUNICATION SERVICES		2,882,885
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Lear Corp.	163	22,610
Automobiles - 2.0%
Ford Motor Co.	7,852	104,981
Tesla, Inc. (a)	3,458	786,833
		891,814
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	189	20,206
ARAMARK Holdings Corp.	1,103	40,260
Booking Holdings, Inc. (a)	66	123,386
Expedia, Inc. (a)	402	37,575
Hyatt Hotels Corp. Class A (a)	243	22,893
Marriott Vacations Worldwide Corp.	156	23,051
McDonald's Corp.	1,387	378,179
Papa John's International, Inc.	163	11,839
Texas Roadhouse, Inc. Class A	295	29,190
Vail Resorts, Inc.	93	20,379
Wendy's Co.	1,033	21,466
Wyndham Hotels & Resorts, Inc.	325	24,677
Wynn Resorts Ltd. (a)	376	24,026
		777,127
Household Durables - 0.3%
Leggett & Platt, Inc.	562	18,968
PulteGroup, Inc.	1,924	76,941
Tempur Sealy International, Inc.	346	9,304
Toll Brothers, Inc.	465	20,032
		125,245
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	11,757	1,204,387
Uber Technologies, Inc. (a)	683	18,147
		1,222,534
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	288	45,648
Macy's, Inc.	646	13,469
Target Corp.	933	153,245
		212,362
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	157	22,445
Dick's Sporting Goods, Inc.	183	20,818
Five Below, Inc. (a)	150	21,953
Floor & Decor Holdings, Inc. Class A (a)	161	11,813
Foot Locker, Inc.	354	11,222
Lowe's Companies, Inc.	1,166	227,312
Murphy U.S.A., Inc.	71	22,330
Ross Stores, Inc.	1,192	114,062
The Home Depot, Inc.	1,588	470,254
		922,209
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	2,383	220,856
TOTAL CONSUMER DISCRETIONARY		4,394,757
CONSUMER STAPLES - 6.7%
Beverages - 2.0%
PepsiCo, Inc.	2,451	445,053
The Coca-Cola Co.	6,956	416,317
		861,370
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	261	20,201
Costco Wholesale Corp.	794	398,191
Performance Food Group Co. (a)	180	9,367
Walmart, Inc.	2,422	344,723
		772,482
Food Products - 1.1%
Bunge Ltd.	222	21,911
Campbell Soup Co.	2,094	110,794
Flowers Foods, Inc.	761	21,848
Ingredion, Inc.	239	21,300
Kellogg Co.	1,678	128,904
Post Holdings, Inc. (a)	139	12,568
The Hershey Co.	697	166,423
		483,748
Household Products - 1.2%
Procter & Gamble Co.	3,988	537,064
Personal Products - 0.0%
Coty, Inc. Class A (a)	1,753	11,763
Tobacco - 0.6%
Philip Morris International, Inc.	2,718	249,648
TOTAL CONSUMER STAPLES		2,916,075
ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Halliburton Co.	2,225	81,035
Schlumberger Ltd.	2,312	120,293
		201,328
Oil, Gas & Consumable Fuels - 4.6%
Cheniere Energy, Inc.	118	20,816
Chesapeake Energy Corp.	199	20,352
Chevron Corp.	2,657	480,651
ConocoPhillips Co.	2,321	292,655
Continental Resources, Inc.	164	12,131
Devon Energy Corp.	1,392	107,671
EQT Corp.	380	15,899
Exxon Mobil Corp.	6,550	725,806
Kinder Morgan, Inc.	6,951	125,952
Murphy Oil Corp.	533	25,856
Occidental Petroleum Corp.	1,202	87,265
Ovintiv, Inc.	418	21,172
PDC Energy, Inc.	171	12,336
Targa Resources Corp.	798	54,559
		2,003,121
TOTAL ENERGY		2,204,449
FINANCIALS - 10.7%
Banks - 3.8%
Bank of America Corp.	12,531	451,617
Cadence Bank	740	20,461
Commerce Bancshares, Inc.	310	21,960
Cullen/Frost Bankers, Inc.	82	12,714
East West Bancorp, Inc.	378	27,053
First Horizon National Corp.	835	20,466
FNB Corp., Pennsylvania	2,336	33,755
Huntington Bancshares, Inc.	6,206	94,207
JPMorgan Chase & Co.	4,649	585,216
Popular, Inc.	261	18,458
Prosperity Bancshares, Inc.	324	23,189
Synovus Financial Corp.	415	16,538
Wells Fargo & Co.	6,432	295,808
Wintrust Financial Corp.	267	24,997
		1,646,439
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	167	20,735
Ares Management Corp.	297	22,522
Blackstone, Inc.	266	24,243
Carlyle Group LP	747	21,125
Charles Schwab Corp.	2,467	196,546
Evercore, Inc. Class A	97	10,195
FactSet Research Systems, Inc.	180	76,588
Franklin Resources, Inc.	1,743	40,873
Interactive Brokers Group, Inc.	298	23,885
Invesco Ltd.	1,728	26,473
Janus Henderson Group PLC	303	6,899
Jefferies Financial Group, Inc.	713	24,534
KKR & Co. LP	571	27,768
Lazard Ltd. Class A	555	20,929
LPL Financial	86	21,986
Morgan Stanley	2,763	227,036
SEI Investments Co.	379	20,580
State Street Corp.	766	56,684
Stifel Financial Corp.	363	22,459
Tradeweb Markets, Inc. Class A	111	6,114
		898,174
Consumer Finance - 0.4%
Ally Financial, Inc.	1,003	27,643
American Express Co.	1,130	167,749
		195,392
Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	404	22,365
Berkshire Hathaway, Inc. Class B (a)	2,678	790,251
Equitable Holdings, Inc.	1,138	34,846
Voya Financial, Inc.	595	40,674
		888,136
Insurance - 2.2%
AFLAC, Inc.	2,708	176,318
American Financial Group, Inc.	158	22,927
Arch Capital Group Ltd. (a)	893	51,348
Axis Capital Holdings Ltd.	148	8,091
Brown & Brown, Inc.	1,440	84,658
Fidelity National Financial, Inc.	662	26,070
First American Financial Corp.	263	13,255
Globe Life, Inc.	581	67,117
Hanover Insurance Group, Inc.	148	21,681
Lincoln National Corp.	1,448	78,004
Loews Corp.	1,879	107,141
Markel Corp. (a)	25	30,153
Old Republic International Corp.	928	21,539
RenaissanceRe Holdings Ltd.	145	22,429
RLI Corp.	189	24,583
W.R. Berkley Corp.	1,535	114,173
Willis Towers Watson PLC	337	73,537
		943,024
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,821	14,969
Annaly Capital Management, Inc.	1,278	23,707
Rithm Capital Corp.	2,343	19,751
Starwood Property Trust, Inc.	1,653	34,151
		92,578
TOTAL FINANCIALS		4,663,743
HEALTH CARE - 14.6%
Biotechnology - 2.2%
AbbVie, Inc.	2,564	375,370
Alnylam Pharmaceuticals, Inc. (a)	56	11,607
Amgen, Inc.	892	241,152
BioMarin Pharmaceutical, Inc. (a)	104	9,010
Moderna, Inc. (a)	453	68,099
Neurocrine Biosciences, Inc. (a)	106	12,203
Regeneron Pharmaceuticals, Inc. (a)	171	128,036
Vertex Pharmaceuticals, Inc. (a)	336	104,832
		950,309
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	3,103	307,011
Boston Scientific Corp. (a)	4,285	184,726
DexCom, Inc. (a)	661	79,836
Envista Holdings Corp. (a)	344	11,355
Globus Medical, Inc. (a)	355	23,785
Hologic, Inc. (a)	973	65,969
ICU Medical, Inc. (a)	129	19,145
Integra LifeSciences Holdings Corp. (a)	181	9,095
Intuitive Surgical, Inc. (a)	548	135,066
Masimo Corp. (a)	137	18,029
STERIS PLC	423	73,001
Teleflex, Inc.	300	64,368
The Cooper Companies, Inc.	375	102,521
		1,093,907
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	248	20,162
Centene Corp. (a)	1,363	116,032
Chemed Corp.	43	20,075
CVS Health Corp.	2,293	217,147
Encompass Health Corp.	406	22,103
HCA Holdings, Inc.	479	104,168
Humana, Inc.	311	173,563
Option Care Health, Inc. (a)	314	9,502
Tenet Healthcare Corp. (a)	213	9,449
UnitedHealth Group, Inc.	1,420	788,313
		1,480,514
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)	700	20,748
Veeva Systems, Inc. Class A (a)	120	20,153
		40,901
Life Sciences Tools & Services - 1.7%
Avantor, Inc. (a)	935	18,859
Danaher Corp.	1,122	282,374
Illumina, Inc. (a)	266	60,866
QIAGEN NV (a)	471	20,517
Thermo Fisher Scientific, Inc.	590	303,242
West Pharmaceutical Services, Inc.	232	53,383
		739,241
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	3,403	263,630
Eli Lilly & Co.	1,070	387,436
Johnson & Johnson	3,874	673,960
Merck & Co., Inc.	3,660	370,392
Pfizer, Inc.	7,657	356,433
Royalty Pharma PLC	476	20,144
		2,071,995
TOTAL HEALTH CARE		6,376,867
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	73	12,252
HEICO Corp.	47	7,644
Howmet Aerospace, Inc.	2,065	73,411
Lockheed Martin Corp.	499	242,853
Raytheon Technologies Corp.	3,077	291,761
The Boeing Co. (a)	939	133,817
		761,738
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,420	238,233
Airlines - 0.2%
American Airlines Group, Inc. (a)	3,183	45,135
United Airlines Holdings, Inc. (a)	1,211	52,170
		97,305
Building Products - 0.4%
Advanced Drain Systems, Inc.	98	11,356
Builders FirstSource, Inc. (a)	192	11,839
Carlisle Companies, Inc.	93	22,208
Lennox International, Inc.	87	20,321
Masco Corp.	1,640	75,883
Owens Corning	255	21,831
		163,438
Commercial Services & Supplies - 0.8%
Cintas Corp.	367	156,911
Clean Harbors, Inc. (a)	175	21,431
Republic Services, Inc.	1,085	143,893
Stericycle, Inc. (a)	437	19,481
Tetra Tech, Inc.	89	12,574
		354,290
Construction & Engineering - 0.1%
AECOM	343	25,821
MDU Resources Group, Inc.	677	19,281
Willscot Mobile Mini Holdings (a)	283	12,036
		57,138
Electrical Equipment - 0.4%
AMETEK, Inc.	897	116,305
Hubbell, Inc. Class B	91	21,611
Regal Rexnord Corp.	156	19,740
Sensata Technologies, Inc. PLC	546	21,955
		179,611
Industrial Conglomerates - 0.5%
General Electric Co.	2,509	195,225
Machinery - 2.1%
Cummins, Inc.	544	133,013
Deere & Co.	499	197,514
Dover Corp.	1,134	148,202
Fortive Corp.	1,462	93,422
Graco, Inc.	321	22,335
IDEX Corp.	499	110,933
ITT, Inc.	287	21,924
Lincoln Electric Holdings, Inc.	150	21,300
Middleby Corp. (a)	90	12,587
PACCAR, Inc.	1,007	97,508
Snap-On, Inc.	319	70,834
		929,572
Professional Services - 0.3%
Booz Allen Hamilton Holding Corp. Class A	207	22,532
CACI International, Inc. Class A (a)	71	21,586
KBR, Inc.	435	21,650
Science Applications International Corp.	215	23,293
TransUnion Holding Co., Inc.	353	20,922
		109,983
Road & Rail - 0.7%
Knight-Swift Transportation Holdings, Inc. Class A	412	19,788
Landstar System, Inc.	138	21,558
Union Pacific Corp.	1,198	236,174
XPO Logistics, Inc. (a)	194	10,038
		287,558
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	177	103,430
Watsco, Inc.	77	20,864
		124,294
TOTAL INDUSTRIALS		3,498,385
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 0.9%
Ciena Corp. (a)	192	9,197
Cisco Systems, Inc.	7,934	360,442
Lumentum Holdings, Inc. (a)	277	20,623
		390,262
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	207	20,961
Avnet, Inc.	530	21,301
Coherent Corp. (a)	511	17,175
Jabil, Inc.	341	21,909
National Instruments Corp.	502	19,166
TD SYNNEX Corp.	222	20,315
		120,827
IT Services - 4.1%
Accenture PLC Class A	1,093	310,303
Amdocs Ltd.	243	20,973
Block, Inc. Class A (a)	362	21,745
Genpact Ltd.	441	21,389
GoDaddy, Inc. (a)	275	22,110
IBM Corp.	1,459	201,765
MasterCard, Inc. Class A	1,242	407,600
Maximus, Inc.	337	20,783
MongoDB, Inc. Class A (a)	63	11,531
Okta, Inc. (a)	224	12,571
PayPal Holdings, Inc. (a)	1,883	157,381
Snowflake, Inc. (a)	47	7,534
SS&C Technologies Holdings, Inc.	396	20,362
Switch, Inc. Class A	578	19,681
The Western Union Co.	1,374	18,563
Twilio, Inc. Class A (a)	118	8,776
Visa, Inc. Class A	2,433	504,020
WEX, Inc. (a)	142	23,308
		1,810,395
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	2,662	159,880
Broadcom, Inc.	661	310,749
Enphase Energy, Inc. (a)	226	69,382
Entegris, Inc.	415	32,926
Intel Corp.	6,503	184,880
Lam Research Corp.	415	167,984
Micron Technology, Inc.	2,018	109,174
MKS Instruments, Inc.	242	19,880
NVIDIA Corp.	3,627	489,536
Qualcomm, Inc.	1,668	196,257
SolarEdge Technologies, Inc. (a)	113	25,993
Texas Instruments, Inc.	1,523	244,639
Wolfspeed, Inc. (a)	111	8,741
		2,020,021
Software - 7.9%
Adobe, Inc. (a)	733	233,461
Aspen Technology, Inc. (a)	47	11,348
Atlassian Corp. PLC (a)	88	17,840
Bill.Com Holdings, Inc. (a)	85	11,336
Crowdstrike Holdings, Inc. (a)	122	19,666
Datadog, Inc. Class A (a)	218	17,551
Dolby Laboratories, Inc. Class A	283	18,916
Dropbox, Inc. Class A (a)	960	20,880
Dynatrace, Inc. (a)	332	11,700
Guidewire Software, Inc. (a)	328	19,486
HubSpot, Inc. (a)	43	12,752
Intuit, Inc.	507	216,743
Manhattan Associates, Inc. (a)	150	18,251
Microsoft Corp.	9,773	2,268,606
Oracle Corp.	2,420	188,929
Palo Alto Networks, Inc. (a)	118	20,248
Paylocity Holding Corp. (a)	47	10,894
Procore Technologies, Inc. (a)	158	8,636
Salesforce.com, Inc. (a)	1,513	245,999
Splunk, Inc. (a)	235	19,531
VMware, Inc. Class A	177	19,918
Workday, Inc. Class A (a)	159	24,775
Zscaler, Inc. (a)	120	18,492
		3,455,958
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	19,625	3,009,293
Dell Technologies, Inc.	210	8,064
Hewlett Packard Enterprise Co.	5,537	79,013
Pure Storage, Inc. Class A (a)	430	13,270
		3,109,640
TOTAL INFORMATION TECHNOLOGY		10,907,103
MATERIALS - 2.2%
Chemicals - 1.7%
Albemarle Corp.	227	63,530
Ashland, Inc.	203	21,299
Axalta Coating Systems Ltd. (a)	1,372	31,995
Celanese Corp. Class A	712	68,437
Eastman Chemical Co.	938	72,048
Element Solutions, Inc.	1,132	19,470
Huntsman Corp.	798	21,354
Linde PLC	975	289,916
LyondellBasell Industries NV Class A	1,204	92,046
RPM International, Inc.	248	23,453
Sensient Technologies Corp.	269	19,223
Westlake Corp.	126	12,178
		734,949
Containers & Packaging - 0.3%
Aptargroup, Inc.	201	19,929
Berry Global Group, Inc. (a)	410	19,401
Crown Holdings, Inc.	391	26,819
Graphic Packaging Holding Co.	945	21,697
Silgan Holdings, Inc.	451	21,359
Sonoco Products Co.	336	20,859
		130,064
Metals & Mining - 0.2%
Newmont Corp.	2,022	85,571
Steel Dynamics, Inc.	353	33,200
		118,771
TOTAL MATERIALS		983,784
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Homes 4 Rent Class A	789	25,201
American Tower Corp.	815	168,860
Brixmor Property Group, Inc.	1,005	21,417
Camden Property Trust (SBI)	837	96,715
CubeSmart	476	19,930
EastGroup Properties, Inc.	129	20,213
Equity Lifestyle Properties, Inc.	346	22,130
Federal Realty Investment Trust (SBI)	692	68,494
First Industrial Realty Trust, Inc.	409	19,481
Gaming & Leisure Properties	423	21,201
Healthcare Trust of America, Inc.	881	17,911
Healthpeak Properties, Inc.	3,612	85,713
Independence Realty Trust, Inc.	1,109	18,587
Lamar Advertising Co. Class A	231	21,305
Life Storage, Inc.	173	19,136
Medical Properties Trust, Inc.	1,511	17,301
Mid-America Apartment Communities, Inc.	763	120,134
National Retail Properties, Inc.	466	19,586
Omega Healthcare Investors, Inc.	638	20,276
Rexford Industrial Realty, Inc.	346	19,127
SBA Communications Corp. Class A	294	79,351
Spirit Realty Capital, Inc.	366	14,212
Store Capital Corp.	668	21,242
Sun Communities, Inc.	201	27,105
UDR, Inc.	2,081	82,741
WP Carey, Inc.	255	19,457
		1,086,826
UTILITIES - 2.9%
Electric Utilities - 1.5%
Avangrid, Inc.	422	17,167
Exelon Corp.	3,794	146,410
IDACORP, Inc.	180	18,846
NextEra Energy, Inc.	3,723	288,533
OGE Energy Corp.	508	18,608
Portland General Electric Co.	390	17,527
Xcel Energy, Inc.	2,527	164,533
		671,624
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	287	6,592
Multi-Utilities - 1.3%
Ameren Corp.	1,617	131,818
Black Hills Corp.	262	17,127
CMS Energy Corp.	1,978	112,845
Consolidated Edison, Inc.	1,799	158,240
NiSource, Inc.	4,951	127,191
		547,221
Water Utilities - 0.1%
Essential Utilities, Inc.	665	29,406
TOTAL UTILITIES		1,254,843
TOTAL COMMON STOCKS (Cost $40,362,359)		41,169,717

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $213,577)	213,534	213,577

Equity Funds - 2.9%
	Shares	Value ($)
Domestic Equity Funds - 2.9%
iShares S&P 500 Index ETF (Cost $1,272,199)	3,320	1,287,463

Purchased Options - 1.7%
	Counterparty	Number of Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put Options
Mini-SPX Index	Chicago Board Options Exchange	45	365	11/18/22	10,125
Mini-SPX Index	Chicago Board Options Exchange	679	230	08/18/23	181,293
Mini-SPX Index	Chicago Board Options Exchange	678	230	09/15/23	202,044
Mini-SPX Index	Chicago Board Options Exchange	227	354	11/18/22	22,587
Mini-SPX Index	Chicago Board Options Exchange	276	350	12/16/22	87,078
S&P 500 Index	Chicago Board Options Exchange	64	2,100	10/20/23	160,320
S&P 500 Index	Chicago Board Options Exchange	28	3,340	01/20/23	96,180

					759,627
TOTAL PURCHASED OPTIONS (Cost 1,477,128)					759,627

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $43,325,263)	43,430,384
NET OTHER ASSETS (LIABILITIES) - 0.7%	292,034
NET ASSETS - 100.0%	43,722,418

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	-	41,039,142	40,825,565	11,148	-	-	213,577	0.0%
Total	-	41,039,142	40,825,565	11,148	-	-	213,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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